Borrowings (Details) $ / shares in Units, $ in Millions					1 Months Ended			2 Months Ended	12 Months Ended				17 Months Ended	18 Months Ended		24 Months Ended	37 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 29, 2021 $ / shares shares	Jun. 01, 2012 EUR (€)	Aug. 31, 2020 EUR (€) tranche	Jul. 31, 2020 USD ($) tranche	Jun. 30, 2020 EUR (€)	Aug. 31, 2020 EUR (€) $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 44,090,000								€ 44,090,000	€ 44,090,000	€ 17,324,000		€ 44,090,000	€ 44,090,000			€ 44,090,000
Current portion	(4,771,000)								(4,771,000)	(4,771,000)	(1,135,000)		(4,771,000)	(4,771,000)			(4,771,000)
Total non-current borrowings	39,319,000								39,319,000	39,319,000	16,189,000		39,319,000	39,319,000			39,319,000
Proceeds from borrowings									1,137,000		579,000	€ 2,027,000
Debt convertible									26,520,000		13,791,000	€ 690,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,907,000								3,907,000	3,907,000	2,770,000		3,907,000	3,907,000			3,907,000
Accrued interest	€ 645,000								€ 645,000	€ 645,000	307,000		€ 645,000	€ 645,000			€ 645,000
RVO innovation credit for cystic fibrosis program
Disclosure of detailed information about borrowings [line items]
Percentage of cost covered by the innovative credit				35.00%
Interest rate (as percent)				10.00%
Benefit recognized on waiver of debt							€ 8,423,000
RVO innovation credit for cystic fibrosis program | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 5,000,000
RVO innovation credit for cystic sepofarsen program [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)	10.00%								10.00%	10.00%			10.00%	10.00%			10.00%
Proceeds from borrowings																	€ 3,907,000
RVO innovation credit for cystic sepofarsen program [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount																		€ 4,755,000
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 38,925,000								€ 38,925,000	€ 38,925,000	13,812,000		€ 38,925,000	€ 38,925,000			38,925,000
Accrued interest	€ 613,000								€ 613,000	€ 613,000	€ 435,000		€ 613,000	€ 613,000			€ 613,000
Interest rate (as percent)	8.20%								8.20%	8.20%			8.20%	8.20%			8.20%
Proceeds from borrowings	€ 26,500,000	$ 30
Term of debt			54 months
Debt, interest only payment term			33 months
Fixed conversion price | $ / shares			$ 11.94					$ 7.88
Warrants issued | shares			376,952					302,676
Fixed exercise price | $ / shares										€ 7.88
Convertible Debt | ProQR Therapeutics N.V. | Amylon Therapeutics B.V
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)	8.00%								8.00%	8.00%			8.00%	8.00%			8.00%
Cash advances and loans made to related parties																€ 2,300,000
Debt instrument convertible term									36 months
Convertible Debt | Minimum | ProQR Therapeutics N.V. | Amylon Therapeutics B.V
Disclosure of detailed information about borrowings [line items]
Unconverted loan maturity									24
Convertible Debt | Maximum | ProQR Therapeutics N.V. | Amylon Therapeutics B.V
Disclosure of detailed information about borrowings [line items]
Unconverted loan maturity									36
Convertible Debt | Buildings and Leasehold improvements
Disclosure of detailed information about borrowings [line items]
Property plant and equipment pledged as security	€ 372,000								€ 372,000	€ 372,000			€ 372,000	€ 372,000			€ 372,000
Convertible Debt | Laboratory equipment
Disclosure of detailed information about borrowings [line items]
Property plant and equipment pledged as security	1,432,000								1,432,000	1,432,000			1,432,000	1,432,000			1,432,000
Convertible Debt | Cash at bank
Disclosure of detailed information about borrowings [line items]
Assets pledged as security	187,524,000								187,524,000	187,524,000			187,524,000	187,524,000			187,524,000
Convertible Debt | Other receivables
Disclosure of detailed information about borrowings [line items]
Assets pledged as security	268,000								268,000	268,000			268,000	268,000			268,000
Convertible Debt | Investments in associates [Member]
Disclosure of detailed information about borrowings [line items]
Assets pledged as security	€ 8,000								€ 8,000	€ 8,000			8,000	8,000			€ 8,000
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings														€ 8,800,000	$ 10
Number of tranches | tranche						3
Maximum borrowing capacity per tranche | $						$ 10
Term of debt						54 months
Debt, interest only payment term						24 months
Convertible Debt Pontifax Medison Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 30
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings													€ 5,000,000
Number of tranches | tranche					3
Maximum borrowing capacity per tranche					€ 5,000,000			$ 5,000,000
Term of debt					54 months
Debt, interest only payment term					24 months
Convertible Debt Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 15,000,000			$ 15,000,000